Commitments, guarantees, contingencies and other disclosures - Additional Information (Detail) ₨ in Millions, $ in Millions					12 Months Ended
	Oct. 26, 2018 INR (₨)	Oct. 26, 2018 USD ($)	Oct. 22, 2018 INR (₨)	Oct. 22, 2018 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)	Jan. 31, 2020 INR (₨)	Jan. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Oct. 26, 2018 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					₨ 64,878		₨ 77,448	$ 861
Export obligations					38,269		32,340	508
Potential liability related to export obligation					₨ 6,072		4,333	81
Lease payments recognized as expense on non-cancellable lease							156
Gridco Limited [Member] | Power Purchase Agreements [member]
Disclosure of contingent liabilities [line items]
Percentage of power generated					25.00%	25.00%
Power purchase agreement term					25 years	25 years
Gridco Limited [Member] | Power Purchase Agreements [member] | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Additional right percentage of power generated					5.00%	5.00%
Gridco Limited [Member] | Power Purchase Agreements [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Additional right percentage of power generated					7.00%	7.00%
Punjab state power corporation limited [member] | Talwandi Sabo Power Limited TSPL [member] | Power Purchase Agreements [member]
Disclosure of contingent liabilities [line items]
Power purchase agreement term					25 years	25 years
Refund sought by the Company of ED cess paid till March 2006 [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent asset					₨ 345			5
General customs authority [member]
Disclosure of contingent liabilities [line items]
Bonds issued					16,950		15,571	225
Structured investments [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees							19,156
Customs and excise duty [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					4,713		6,759	63
Minimum Work Programme Commitments [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					29,059		23,673	385
Bid Bond [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					537		5,426	7
Agencies Suppliers And Government Authorities [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					29,419		21,284	390
Ravva Joint Venture arbitration proceedings: ONGC Carry [member] | Government of India [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					6,284			83
Petroleum profit share			₨ 23,491	$ 312	4,788	$ 64
Loss Contingency, Deposits Sought, Value					6,509	86
Ravva Joint Venture arbitration proceedings: ONGC Carry [member] | Vedanta Limited 1 [member] | Government of India [member]
Disclosure of contingent liabilities [line items]
Petroleum profit share			₨ 6,958	$ 92
Loss Contingency, Deposits Sought, Value					4,189	56
Ravva Joint Venture Arbitration Proceedings BDC [Member] | Government of India [member]
Disclosure of contingent liabilities [line items]
Petroleum profit share					2,170	29
Legal proceedings contingent liability [member] | Refund sought by the Company of ED cess paid till March 2006 [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent liability					8,752		7,846	117
Legal proceedings contingent liability [member] | Imposition of Entry Tax [member] | States of Chhattisgarh, Odish and Rajasthan [member]
Disclosure of contingent liabilities [line items]
Contingent liability					13,664		13,163	181
Legal proceedings contingent liability [member] | Department of mines and Geology [member] | Hindustan Zinc Limited (HZL) [member]
Disclosure of contingent liabilities [line items]
Contingent liability					3,339		3,339	44	₨ 19,250	$ 255	$ 44
Legal proceedings contingent liability [member] | Ravva Joint Venture arbitration proceedings: ONGC Carry [member] | Government of India [member]
Disclosure of contingent liabilities [line items]
Contingent liability					6,958		6,425	92
Petroleum profit share					8,922	129
Development cost					20,797	276
Development cost disallowed over run related to BDC					₨ 1,646	$ 22
Percentage of legal cost					50.00%	50.00%
Legal proceedings contingent liability [member] | Ravva Joint Venture arbitration proceedings: ONGC Carry [member] | Vedanta Limited 1 [member] | Government of India [member]
Disclosure of contingent liabilities [line items]
Petroleum profit share					₨ 2,170	$ 29
Legal proceedings contingent liability [member] | Additional payment on law [member] | Refund sought by the Company of ED cess paid till March 2006 [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent liability					8,407		7,501	112
Legal proceedings contingent liability [member] | Miscellaneous disputes [Member]
Disclosure of contingent liabilities [line items]
Contingent liability					39,960		36,914	530
Tax contingent liability [member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Contingent liability					43,840		43,850	582					₨ 204,947	$ 2,718
Outstanding tax					49,960	663
Aggregate tax amount paid	₨ 6,070	$ 81
Tax outstanding along with interest	₨ 43,890											$ 582
Dividend paid					50	$ 1
Tax contingent liability [member] | Volcan Investments Limited [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					1,150			15
Tax contingent liability [member] | Interest expense [member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Contingent liability													₨ 102,473	$ 1,359
Tax contingent liability [member] | Interest portion included in contingent liability [Member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Contingent liability					102,473			1,359
Tax contingent liability [member] | Demand raised [Member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Contingent liability					204,947			2,718
Tax contingent liability [member] | Demand raised [Member] | Cairn India Limited ("Cairn") 3 [member] | Possible Scenario [member]
Disclosure of contingent liabilities [line items]
Contingent liability					43,840			582
Tax contingent liability [member] | Other Tax Disputes [member]
Disclosure of contingent liabilities [line items]
Contingent liability					19,093		₨ 13,738	$ 253
South Africa Carry Cost [member] | Petro SA [member]
Disclosure of contingent liabilities [line items]
Balance of exploration expenditure					₨ 4,274